SHARE-BASED PAYMENTS (Details 2) - R$ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Options outstanding at January 1, weighted average exercise price (in BRL per share)	R$ 18.26	R$ 18.86	R$ 19.39
Options forfeited during the period, weighted average exercise price (in BRL per share)	18.39	22.30	22.68
Options outstanding at ended period, weighted average exercise price (in BRL per share)	18.91	18.26	18.86
Options exercisable at ended period, weighted average exercise price (in BRL per share)	R$ 18.91	R$ 18.26	R$ 19.08